ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Advances from related party	$ 181,104	$ 153,329
Accrued payroll	$ 19,591	$ 19,591